Prepaid expenses and other current assets (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of Prepaid Expenses and Other Current Assets Explanatory
	March 31, 2022	December 31, 2021
	$	$
Prepaid insurance	—	421
Prepaid research and development	907	1,329
Other	143	22
	1,050	1,772